Right of use assets (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Disclosure of Detailed Information About Right Of Use Assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2022	633	9	98	740
Exchange adjustments	47	–	8	55
Additions through business combinations	53	–	–	53
Other additions	140	2	91	233
Depreciation	(131)	(3)	(58)	(192)
Transfer to assets held for sale/distribution	(115)	(1)	(11)	(127)
Disposals	(27)	(1)	(8)	(36)
Impairments	(39)	–	–	(39)
Net book value at 31 December 2022	561	6	120	687
Exchange adjustments	(30)	–	(6)	(36)
Additions through business combinations	1	–	–	1
Other additions	355	–	144	499
Depreciation	(121)	(2)	(67)	(190)
Transfer to assets held for sale/distribution	–	–	–	–
Disposals	(11)	–	(9)	(20)
Impairments	(10)	–	–	(10)
Reclassifications	6	–	–	6
Net book value at 31 December 2023	751	4	182	937